Note 12 - Financial assets at fair value through other comprehensive income - Accumulated other comprehensive income items that may be reclassified to profit or loss available for sale financial assets (Details) - EUR (€)
€ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Financial Assets At Fair Value Through Other Comprehensive Income Abstract
Financial Assets At Fair Value Through Other Comprehensive Income balance at the Beginning	€ 1,641	€ 947
Changes In Accumulated Other Comprehensive Income Available For Sale Abstract
Effects of changes in accounting policies IFRS 9	(142)	0
Valuation gains and losses	(271)	321
Amounts transferred to income	(84)	356
Other reclassifications financial assets at fair value	0	(10)
Income tax financial assets at fair value	89	27
Financial Assets At Fair Value Through Other Comprehensive Income balance at the End	€ 1,233	€ 1,641